Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (2,665,869)	$ (3,040,364)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	822,318	545,549
Amortization	39,828
Gain on disposal of fixed asset		(8,920)
RRF loan forgiveness		(700,454)
Changes in assets and liabilities:
Accounts Receivable	(84,110)
Inventories	(53,614)	(12,124)
Other assets	896,567	(1,252,669)
Accounts payable and accrued expenses	198,979	(33,915)
Due to related party	708,534	(148,544)
Other payables	1,012,591	59,785
Net cash provided by (used in) operating activities	875,224	(4,591,656)
Cash flows from investing activities:
Purchases of property and equipment	(761,527)	(1,471,151)
Acquisition of LV entities	(1,800,000)
Net cash used in investing activities	(2,561,527)	(1,471,151)
Cash flows from financing activities:
Advance from line of credit		700,000
Proceeds from borrowings for acquisition of LV entities	900,000
Proceeds from borrowings	1,230,980	812,000
Repayments on bank notes payables	(433,799)	(715,892)
Proceeds from loan payable to financial institutions		595,400
Repayment of loan payable to financial institutions	(499,957)	(61,161)
Proceeds from sale of common shares	267,789	56,000
Net cash provided by financing activities	1,465,013	1,386,347
Net decrease in cash	(221,290)	(4,676,460)
Cash – beginning of period	1,462,326	6,138,786
Cash – end of period	1,241,036	1,462,326
Supplemental disclosures of non-cash financing activities:
Note payable to related party – acquisition of LV entities (seller carry)	600,000
Convertible notes to related party	1,200,000
Cash paid during the years for:
Interest	443,487	218,153
Income taxes	$ 34,237	$ 48,647